Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Banking and Thrift [Abstract]
2017	$ 138,657
2018	38,790
2019	19,980
2020	6,536
2021	3,078
Thereafter	385
Total	$ 207,426